CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Operating activities:
Net loss	¥ (1,541,209)	$ (223,455)	¥ (1,185,432)	¥ (440,004)
Adjustments to reconcile net loss to net cash used in operating activities:
Allowance for doubtful accounts	6,887	999		360
Provision of prepayments and other current assets	(1,935)	(281)	3,245
Write-down of inventories	35,406	5,133	49,485	44,134
Share-based compensation	725,651	105,210	179,933	11,410
Depreciation and amortization	67,655	9,809	65,012	58,958
Reduction of carrying amount of right-of-use assets	38,059	5,518
Lease expense to reduce right-of-use assets	38,059	5,518
(Income) loss from equity method investments	137,391	19,920	2,519	(148)
Gains on deconsolidation of a subsidiary	(71,974)	(10,435)	(10,579)
Gains on sale of an equity security	(59,728)	(8,660)
Change in fair value of an equity security	16,843	2,442
Amortization of debt issuance costs			99,923	55,351
Change in fair value of warrant liabilities	3,245	470	111,299	39,635
Loss on disposal of property, equipment and intangible assets	1,939	281	1,562	577
Unrealized exchange (gains)/losses	1,857	269	(12,478)	(55,213)
Changes in operating assets and liabilities, net of effects of deconsolidation of subsidiary:
Accounts receivable - third parties, net	(238,197)	(34,535)	(45,166)	499,485
Accounts receivable - related parties, net	283,389	41,088	(96,169)	(1,799)
Notes receivable	(7,732)	(1,121)	(19,406)	(3,991)
Inventories	56,358	8,171	(105,557)	(9,268)
Amounts due from related parties	(86,960)	(12,608)	(5,737)	(2,633)
Prepayments and other current assets	(222,715)	(32,291)	(110,035)	32,261
Accounts payable - third parties	374,227	54,258	18,699	(811,649)
Accounts payable - related parties	128,360	18,610	(218,143)	(21,235)
Notes payable	41,101	5,959	(144,529)	111,327
Contract liabilities - third parties	1,774	257	(4,565)	(2,391)
Contract liabilities - related parties	(237,287)	(34,403)	353,659	30,927
Amounts due to related parties	2,058	298	5,334	27,376
Accrued expenses and other current liabilities	160,584	23,282	186,032	69,834
Operating lease liabilities	(35,236)	(5,109)
Other non-current liabilities	14,424	2,091	8,769	(1,350)
Net cash used in operating activities	(405,765)	(58,833)	(872,325)	(368,046)
Investing activities:
Purchase of property, equipment and intangible assets	(127,777)	(18,526)	(78,863)	(69,114)
Proceeds from disposal of property, equipment and intangible assets	1,732	251
Cash paid for acquisition of equity investments	(79,442)	(11,518)	(1,345,637)
Cash received on deconsolidation of a subsidiary	1,000	145
Financial support to an equity method investee	(28,500)	(4,132)
Loans to related parties	(57,260)	(8,302)	(28,850)
Cash collection of loans to related parties	29,360	4,257
Advances to a related party			(19,806)	(103,024)
Cash collection of advances to a related party			90,155	81,026
Net cash used in investing activities	(283,530)	(41,108)	(1,391,361)	(91,112)
Financing activities:
Cash contributed by redeemable non-controlling shareholders	10,000	1,450	30,000
Cash contributed by non-redeemable non-controlling shareholders			2,000
Proceeds from short-term borrowings	1,270,000	184,133	947,000	76,000
Repayment of short-term borrowings	(1,332,000)	(193,122)	(91,000)	(167,900)
Proceeds from issuance of convertible notes	527,281	76,449
Payment for issuance of convertible notes	(2,938)	(426)
Borrowings from related parties	900,000	130,488	315,152
Repayment of borrowings from related parties	(1,020,000)	(147,886)	(65,152)
Repayment of long-term debt			(1,125,310)
Cash disposed in the Restructuring	(20,000)	(2,900)
Cash proceeds from COVA	43,724	6,339
Cash proceeds from Geely strategic investment	139,200	20,182
Cash paid for costs of the Merger	(136,985)	(19,861)
Net cash provided by financing activities	537,767	77,969	2,192,792	1,138,126
Effect of foreign currency exchange rate changes on cash and restricted cash	28,906	4,194	(32,019)	(10,023)
Net increase (decrease) in cash and restricted cash	(122,622)	(17,778)	(102,913)	668,945
Cash and restricted cash at the beginning of the year	900,963	130,627	1,003,876	334,931
Cash and restricted cash at the end of the year	778,341	112,849	900,963	1,003,876
Supplemental information:
Income tax paid			1,644	35
Interest paid	32,782	4,753	28,983	2,905
Non-cash investing and financing activities:
Payable for purchase of property, equipment and intangible assets	24,186	3,507	17,882	4,123
Re-designation of ordinary shares to Series A Preferred Shares			97,660
Issuance of Series B Convertible Redeemable Preferred Shares in connection with acquisition of an equity-method investment			620,703
Non-cash assets distributed to shareholders of the Company in the Restructuring	247,875	35,938
Payable for issuance cost of convertible notes payable	5,621	815
Amounts due from a related party for sale of Zenseact	763,192	110,652
Issuance of ordinary shares in exchange for an equity security	87,615	12,703
Payable for costs of the Merger	133,554	19,364
Conversion of Convertible Redeemable Preferred Shares to ordinary shares	5,492,749	796,374
Conversion of convertible notes payable to Class A Ordinary Shares	69,600	10,091
Hubei Dongjun Automotive Electronics Technology Co., Ltd.
Investing activities:
Cash disposed on deconsolidation of a subsidiary			(8,360)
Suzhou Photon-Matrix
Adjustments to reconcile net loss to net cash used in operating activities:
Gains on deconsolidation of a subsidiary	(71,974)
Investing activities:
Cash disposed on deconsolidation of a subsidiary	(22,643)	(3,283)
Series Angel Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares			81,950
Series A Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares			1,032,104	206,422
Payment for issuance cost and fees				(8,500)
Refundable deposits in connection with the issuance of Convertible Redeemable Preferred Shares				¥ 1,032,104
Repayment of refundable deposits in connection with the issuance of Series A Convertible Redeemable Preferred Shares			(1,032,104)
Series A+ Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares			1,331,641
Payment for issuance cost and fees			(10,000)
Series A++ Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares			452,241
Refundable deposits in connection with the issuance of Convertible Redeemable Preferred Shares			461,849
Repayment of refundable deposits in connection with the issuance of Series A Convertible Redeemable Preferred Shares			461,849
Series B Convertible Redeemable Preferred Shares
Financing activities:
Proceeds from issuance of Convertible Redeemable Preferred Shares	¥ 159,485	$ 23,123	¥ 324,270